FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2023:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,380	$1,380
Accounts receivable and other	—	—	4,293	4,293
Financial assets (current and non-current)(1)	1,553	23	76	1,652
Total	$1,553	$23	$5,749	$7,325

Financial liabilities
Corporate borrowings	$—	$—	$4,691	$4,691
Non-recourse borrowings (current and non-current)	—	—	30,892	30,892
Accounts payable and other	—	—	3,154	3,154
Financial liabilities (current and non-current)(1)	357	—	1,775	2,132
Lease liabilities	—	—	3,456	3,456
Preferred shares(2)	—	—	20	20
Total	$357	$—	$43,988	$44,345
1.Derivative instruments which are elected for hedge accounting totaling $578 million are included in financial assets and $181 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2022:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,279	$1,279
Accounts receivable and other	—	—	3,475	3,475
Financial assets (current and non-current)(1)	2,012	46	55	2,113
Total	$2,012	$46	$4,809	$6,867

Financial liabilities
Corporate borrowings	$—	$—	$3,666	$3,666
Non-recourse borrowings (current and non-current)	—	—	26,567	26,567
Accounts payable and other	—	—	3,634	3,634
Financial liabilities (current and non-current)(1)	362	—	1,705	2,067
Lease liabilities	—	—	3,421	3,421
Preferred shares(2)	—	—	20	20
Total	$362	$—	$39,013	$39,375
1.Derivative instruments which are elected for hedge accounting totaling $789 million are included in financial assets and $139 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2023:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,380	$1,380
Accounts receivable and other	—	—	4,293	4,293
Financial assets (current and non-current)(1)	1,553	23	76	1,652
Total	$1,553	$23	$5,749	$7,325

Financial liabilities
Corporate borrowings	$—	$—	$4,691	$4,691
Non-recourse borrowings (current and non-current)	—	—	30,892	30,892
Accounts payable and other	—	—	3,154	3,154
Financial liabilities (current and non-current)(1)	357	—	1,775	2,132
Lease liabilities	—	—	3,456	3,456
Preferred shares(2)	—	—	20	20
Total	$357	$—	$43,988	$44,345
1.Derivative instruments which are elected for hedge accounting totaling $578 million are included in financial assets and $181 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2022:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,279	$1,279
Accounts receivable and other	—	—	3,475	3,475
Financial assets (current and non-current)(1)	2,012	46	55	2,113
Total	$2,012	$46	$4,809	$6,867

Financial liabilities
Corporate borrowings	$—	$—	$3,666	$3,666
Non-recourse borrowings (current and non-current)	—	—	26,567	26,567
Accounts payable and other	—	—	3,634	3,634
Financial liabilities (current and non-current)(1)	362	—	1,705	2,067
Lease liabilities	—	—	3,421	3,421
Preferred shares(2)	—	—	20	20
Total	$362	$—	$39,013	$39,375
1.Derivative instruments which are elected for hedge accounting totaling $789 million are included in financial assets and $139 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at June 30, 2023 and December 31, 2022:

	June 30, 2023		December 31, 2022
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$1,380	$1,380	$1,279	$1,279
Accounts receivable and other	4,293	4,293	3,475	3,475
Financial assets (current and non-current)	1,652	1,652	2,113	2,113
Total	$7,325	$7,325	$6,867	$6,867

Financial liabilities
Corporate borrowings(1)	$4,691	$4,471	$3,666	$3,406
Non-recourse borrowings (current and non-current)(2)	30,892	29,971	26,567	25,958
Accounts payable and other	3,154	3,154	3,634	3,634
Financial liabilities (current and non-current)	2,132	2,132	2,067	2,067
Preferred shares(3)	20	20	20	20
Total	$40,889	$39,748	$35,954	$35,085
1.Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
2.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our U.K. port operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
3.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2023	December 31, 2022
Marketable securities	Level 1(1)	$125	$108
Foreign currency forward contracts	Level 2(2)
Financial asset		$73	$159
Financial liability		46	37
Interest rate swaps & other	Level 2(2)
Financial asset		$756	$1,005
Financial liability		191	233
Other contracts	Level 3(3)
Financial asset		$622	$786
Financial liability		120	92
1.Valuation technique: Quoted bid prices in an active market.
2.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
3.Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flow.

Carrying and fair values of financial liabilities
The following table provides the carrying values and fair values of financial instruments as at June 30, 2023 and December 31, 2022:

	June 30, 2023		December 31, 2022
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$1,380	$1,380	$1,279	$1,279
Accounts receivable and other	4,293	4,293	3,475	3,475
Financial assets (current and non-current)	1,652	1,652	2,113	2,113
Total	$7,325	$7,325	$6,867	$6,867

Financial liabilities
Corporate borrowings(1)	$4,691	$4,471	$3,666	$3,406
Non-recourse borrowings (current and non-current)(2)	30,892	29,971	26,567	25,958
Accounts payable and other	3,154	3,154	3,634	3,634
Financial liabilities (current and non-current)	2,132	2,132	2,067	2,067
Preferred shares(3)	20	20	20	20
Total	$40,889	$39,748	$35,954	$35,085
1.Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
2.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our U.K. port operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
3.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2023	December 31, 2022
Marketable securities	Level 1(1)	$125	$108
Foreign currency forward contracts	Level 2(2)
Financial asset		$73	$159
Financial liability		46	37
Interest rate swaps & other	Level 2(2)
Financial asset		$756	$1,005
Financial liability		191	233
Other contracts	Level 3(3)
Financial asset		$622	$786
Financial liability		120	92
1.Valuation technique: Quoted bid prices in an active market.
2.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
3.Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flow.